Income Taxes (Details) - Schedule of Provision for Income Taxes Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes Expenses [Abstract]
Current
Deferred
Total income taxes expense